BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product sales to related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 3,676	₺ 60,620	₺ 66,213
D Elektronik Sans Oyunlari ve Yayincilik A.S. ("Nesine")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,958	21,169	25,433
Dogan Yayinlari Yayincilik ve Yapimcilik Ticaret A.S. ("Dogan Yayincilik")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	487	6,517	8,315
Dogan Burda Dergi Yayincilik ve Pazarlama A.S. ("Dogan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	358	4,963	5,528
Dogan Portal ve Elektronik Ticaret A.S. ("Dogan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	361	2,661	2,143
Dogan Trend Otomotiv Tic. Hiz. Ve Tek. A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	137	1,602	2,925
Dogan Dis Ticaret ve Mumessillik A.S. ("Dogan Dis Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		5,554	4,468
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		2,661	3,113
Otomobilite Motorlu Araclar Ticaret A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		3,016	3,456
Aydin Dogan Vakfi
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		1,880	270
D Gayrimenkul Yatirimlari ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		1,725	901
Milta Turizm Isletmeleri A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		958	1,092
Glokal Dijital Hizmetler ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		691	195
Suzuki Motorlu Araclar Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		433	1,682
Other
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 375	₺ 6,790	₺ 6,692